Note 10 - Summary of Contractual Obligations (Details)	Jun. 30, 2016 USD ($)
Contractual Obligations:
Operating Leases, Future Minimum Payments Due	$ 78,783
Rent obligations, due in less than one year	78,783
Rent obligations, due in one to three years	0
Total, due	78,783
Total, due in less than one year	78,783
Total, due in one to three years	$ 0